Loans (Details) - Schedule of loan portfolio - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Residential real estate
One- to four-family	$ 222,489	$ 216,066
Multi-family	12,373	15,928
Construction	4,045	3,757
Land	765	852
Farm	2,354	3,157
Nonresidential real estate	33,503	30,419
Commercial and industrial	2,214	2,075
Consumer and other
Loans on deposits	1,245	1,415
Home equity	7,645	8,214
Automobile	67	91
Unsecured	675	451
Loans receivable, gross	287,375	282,425
Allowance for loan losses	(1,488)	(1,456)
Loans receivable - net	$ 285,887	$ 280,969